Employee Savings and Pension Plan - Weighted Average Assumptions to Determine Net Periodic Pension Cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	3.00%	2.60%	2.70%
Rate of compensation increase	3.70%	3.70%	3.70%
Long-term rate of return on plan assets	2.50%	3.70%	5.60%